Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) m²	Dec. 31, 2016 USD ($) m²	Dec. 31, 2015 USD ($) m²
Commitments (Textual)
Operating lease expense amount	$ 89,785	$ 196,330	$ 264,696
Area of land | m²	306,000	306,000	206,667
Project expected term			May 31, 2018
Capital commitment for related construction	$ 1,700,000